Business Combination - Schedule of Pro forma Financial Information (Details)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Schedule Of Pro Forma Financial Information Abstract
Total revenues	$ 12,956,035
Net loss	$ (58,167,923)
Weighted average shares, basic (in Shares) | shares	188,216
Weighted average shares, diluted (in Shares) | shares	188,216
Net loss per share, basic (in Dollars per share) | $ / shares	$ (309.05)
Net loss per share, diluted (in Dollars per share) | $ / shares	$ (309.05)
Operating lease expense	$ (2,210,000)
Transaction expenses	$ 301,013